Quarterly Report
March 31, 2020
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Airlines – 0.8%
Aena S.A.	13,330	$1,454,730
Malaysia Airports Holdings Berhad	287,200	287,200
Ryanair Holdings PLC, ADR (a)	23,952	1,271,612
		$3,013,542
Alcoholic Beverages – 0.2%
Ambev S.A., ADR	359,843	$827,639
Apparel Manufacturers – 3.8%
Adidas AG	18,483	$4,251,972
Compagnie Financiere Richemont S.A.	47,866	2,623,278
LVMH Moet Hennessy Louis Vuitton SE	19,330	7,175,205
		$14,050,455
Automotive – 1.6%
Koito Manufacturing Co. Ltd.	73,200	$2,477,236
USS Co. Ltd.	231,400	3,187,356
		$5,664,592
Brokerage & Asset Managers – 2.4%
Euronext N.V.	73,665	$5,487,303
Hong Kong Exchanges & Clearing Ltd.	103,700	3,114,238
		$8,601,541
Business Services – 0.7%
Nomura Research Institute Ltd.	127,600	$2,696,097
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	24,253	$1,601,668
Check Point Software Technologies Ltd. (a)	24,410	2,454,182
		$4,055,850
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	58,489	$2,773,865
Constellation Software, Inc.	2,409	2,189,412
EPAM Systems, Inc. (a)	13,936	2,587,358
Fujitsu Ltd.	17,400	1,570,160
Hitachi Ltd.	143,700	4,183,083
		$13,303,878
Conglomerates – 0.3%
Melrose Industries PLC	813,917	$919,156
Construction – 1.9%
Techtronic Industries Co. Ltd.	567,500	$3,655,810
Toto Ltd.	96,000	3,195,562
		$6,851,372
Consumer Products – 3.8%
Kao Corp.	54,700	$4,478,786
L'Oréal	17,913	4,701,910
Reckitt Benckiser Group PLC	62,941	4,830,575
		$14,011,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
51job, Inc., ADR (a)	25,898	$1,589,878
Carsales.com Ltd.	58,840	437,445
Persol Holdings Co. Ltd.	107,700	1,081,790
SEEK Ltd.	73,906	693,350
		$3,802,463
Containers – 0.9%
Brambles Ltd.	494,930	$3,266,287
Electrical Equipment – 3.4%
Legrand S.A.	63,830	$4,101,692
Schneider Electric SE	98,056	8,442,477
		$12,544,169
Electronics – 4.7%
Kyocera Corp.	63,200	$3,747,920
Mellanox Technologies Ltd. (a)	22,368	2,713,686
NXP Semiconductors N.V.	31,533	2,615,032
Samsung Electronics Co. Ltd.	70,863	2,754,027
Silicon Motion Technology Corp., ADR	35,575	1,304,179
Taiwan Semiconductor Manufacturing Co. Ltd.	457,804	4,086,365
		$17,221,209
Energy - Independent – 0.2%
Oil Search Ltd.	527,577	$802,550
Energy - Integrated – 3.5%
BP PLC	1,073,842	$4,568,309
Cairn Energy PLC (a)	930,435	890,646
Eni S.p.A.	251,870	2,546,513
Galp Energia SGPS S.A., “B”	254,060	2,900,671
Idemitsu Kosan Co. Ltd.	90,500	2,074,764
		$12,980,903
Food & Beverages – 4.8%
Danone S.A.	58,362	$3,764,035
Nestle S.A.	134,861	13,899,884
		$17,663,919
Gaming & Lodging – 0.4%
Flutter Entertainment PLC (l)	15,766	$1,427,206
Insurance – 6.1%
AIA Group Ltd.	822,000	$7,394,960
Aon PLC	32,091	5,296,299
Hiscox Ltd.	234,792	2,697,626
Swiss Re Ltd.	27,483	2,119,043
Zurich Insurance Group AG	13,048	4,631,504
		$22,139,432
Internet – 2.0%
NAVER Corp.	21,331	$2,934,364
Scout24 AG	35,547	2,146,461
Tencent Holdings Ltd.	49,200	2,399,069
		$7,479,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.5%
Daikin Industries Ltd.	47,200	$5,755,854
GEA Group AG	121,647	2,512,228
Kubota Corp.	316,800	4,052,323
Ritchie Bros. Auctioneers, Inc.	63,623	2,179,087
Schindler Holding AG	18,345	4,032,298
SMC Corp.	3,800	1,622,114
		$20,153,904
Major Banks – 3.3%
BNP Paribas	125,218	$3,774,724
Mitsubishi UFJ Financial Group, Inc.	978,200	3,649,314
UBS Group AG	488,763	4,568,199
		$11,992,237
Medical & Health Technology & Services – 0.5%
Sonic Healthcare Ltd.	131,254	$1,964,266
Medical Equipment – 2.5%
EssilorLuxottica	42,463	$4,581,329
Terumo Corp.	134,000	4,608,190
		$9,189,519
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	346,000	$1,737,005
Natural Gas - Pipeline – 0.9%
APA Group	333,690	$2,131,149
TC Energy Corp.	23,471	1,043,211
		$3,174,360
Other Banks & Diversified Financials – 5.2%
AEON Financial Service Co. Ltd. (l)	122,000	$1,304,978
AIB Group PLC (a)	1,114,945	1,250,272
Bank Rakyat Indonesia	7,281,500	1,348,260
HDFC Bank Ltd.	223,131	2,510,584
Intesa Sanpaolo S.p.A.	2,204,886	3,598,936
Julius Baer Group Ltd.	106,960	3,651,722
KBC Group N.V.	64,357	2,969,883
Mastercard, Inc., “A”	10,617	2,564,642
		$19,199,277
Pharmaceuticals – 10.1%
Bayer AG	82,219	$4,826,273
Kyowa Kirin Co. Ltd.	122,400	2,744,490
Novo Nordisk A.S., “B”	150,494	9,096,426
Roche Holding AG	42,848	13,930,486
Santen Pharmaceutical Co. Ltd.	370,100	6,374,612
		$36,972,287
Printing & Publishing – 1.9%
RELX PLC	106,738	$2,297,055
Wolters Kluwer N.V.	66,155	4,703,606
		$7,000,661
Real Estate – 2.9%
Grand City Properties S.A.	252,285	$5,331,174
LEG Immobilien AG	45,743	5,168,400
		$10,499,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Yum China Holdings, Inc.	59,815	$2,549,914
Specialty Chemicals – 8.5%
Akzo Nobel N.V.	64,238	$4,234,976
Croda International PLC	80,437	4,253,930
Kansai Paint Co. Ltd.	87,400	1,666,555
Linde PLC	49,649	8,958,884
Nitto Denko Corp.	58,500	2,611,437
Sika AG	27,350	4,525,234
Symrise AG	50,120	4,746,638
		$30,997,654
Specialty Stores – 0.1%
Dufry AG	10,803	$334,876
Telecommunications - Wireless – 3.7%
Advanced Info Service Public Co. Ltd.	293,000	$1,794,561
KDDI Corp.	188,000	5,556,918
SoftBank Corp.	113,000	3,956,922
Tele2 AB, “B”	172,502	2,318,118
		$13,626,519
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	153,696	$1,861,233
Tobacco – 2.1%
British American Tobacco PLC	152,082	$5,193,352
Japan Tobacco, Inc.	136,300	2,522,976
		$7,716,328
Utilities - Electric Power – 2.9%
CLP Holdings Ltd.	340,500	$3,129,756
Iberdrola S.A.	532,016	5,253,124
Orsted A.S.	20,801	2,047,804
		$10,430,684
Total Common Stocks		$362,723,723
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.28% (v)	2,231	$2,231

Other Assets, Less Liabilities – 1.0%		3,524,106
Net Assets – 100.0%		$366,250,060
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,231 and $362,723,723, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$75,119,437	$—	$75,119,437
Switzerland	—	54,316,524	—	54,316,524
France	—	42,028,675	—	42,028,675
Germany	9,989,863	18,993,283	—	28,983,146
United Kingdom	2,697,626	22,953,023	—	25,650,649
United States	14,763,653	8,958,884	—	23,722,537
Hong Kong	—	17,294,764	—	17,294,764
Netherlands	2,615,032	8,938,582	—	11,553,614
Denmark	11,144,230	—	—	11,144,230
Other Countries	22,297,279	50,612,868	—	72,910,147
Mutual Funds	2,231	—	—	2,231
Total	$63,509,914	$299,216,040	$—	$362,725,954
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $318,218. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $333,477.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,690,276	$19,943,748	$22,631,524	$(549)	$280	$2,231
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,836	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
Japan	20.5%
Switzerland	14.8%
France	11.5%
Germany	7.9%
United States	7.5%
United Kingdom	7.0%
Hong Kong	4.7%
Netherlands	3.2%
Denmark	3.0%
Other Countries	19.9%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.